Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 22, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 17, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,604	$ 31,767	$ 29,904	$ 28,973	$ 26,334	$ 23,497	$ 24,288	$ 22,408	$ 20,907	$ 19,506	$ 20,418	$ 24,512	$ 25,877	$ 23,681	$ 23,705	$ 21,900		$ 20,593	$ 17,957	$ 16,443	$ 13,475	$ 17,035	$ 15,614	$ 15,435	$ 14,828	$ 13,002	$ 15,172	$ 14,163	$ 13,633	$ 13,721	$ 12,903	$ 12,339	$ 11,978	$ 11,327	$ 10,870	$ 10,412	$ 10,145	$ 10,048		$ 9,455	$ 10,194	$ 10,180	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	31,767	29,904	28,973	26,334	23,497	24,288	22,408	20,907	19,506	20,418	24,512	25,877	23,681	23,705	21,900		20,593	17,957	16,443	13,475	17,035	15,614	15,435	14,828	13,002	15,172	14,163	13,633	13,721	12,903	12,339	11,978	11,327	10,870	10,412	10,145	10,048		9,455	10,194	10,180	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	31,767	29,904	28,973	26,334	23,497	24,288	22,408	20,907	19,506	20,418	24,512	25,877	23,681	23,705	21,900		20,593	17,957	16,443	13,475	17,035	15,614	15,435	14,828	13,002	15,172	14,163	13,633	13,721	12,903	12,339	11,978	11,327	10,870	10,412	10,145	10,048		9,455	10,194	10,180	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,625,996	1,584,277	1,491,377	1,444,909	1,313,323	1,171,858	1,211,271	1,117,544	1,042,677	972,809	1,018,271	1,222,431	1,290,553	1,180,986	1,182,188	1,092,194		1,027,010	895,532	820,028	672,002	849,557	778,714	769,766	739,483	648,422	756,638	706,321	679,881	684,291	643,510	615,379	597,365	564,920	542,101	519,265	505,956	501,104	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	15,137	14,749	13,884	13,451	12,226	10,909	11,276	10,404	9,707	9,056	9,480	11,380	12,014	10,994	11,006	10,168	$ 10,000
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	47,152	44,038	42,677	39,394	35,358	30,972	31,972	28,342	24,782	24,249	25,154	31,809	34,971	31,326	30,968	27,666		27,408	24,604	21,732	17,000	19,790	17,890	17,628	16,846	14,510	17,251	15,801	14,941	14,733	13,659	12,898	12,322	11,314	11,201	10,711	10,645	10,567		9,846	10,396	10,384	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856		20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138		9,471	10,123	10,095	10,000
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	47,152	44,038	42,677	39,394	35,358	30,972	31,972	28,342	24,782	24,249	25,154	31,809	34,971	31,326	30,968	27,666		27,408	24,604	21,732	17,000	19,790	17,890	17,628	16,846	14,510	17,251	15,801	14,941	14,733	13,659	12,898	12,322	11,314	11,201	10,711	10,645	10,567		9,846	10,396	10,384	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856		20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138		9,471	10,123	10,095	10,000
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	47,152	44,038	42,677	39,394	35,358	30,972	31,972	28,342	24,782	24,249	25,154	31,809	34,971	31,326	30,968	27,666		27,408	24,604	21,732	17,000	19,790	17,890	17,628	16,846	14,510	17,251	15,801	14,941	14,733	13,659	12,898	12,322	11,314	11,201	10,711	10,645	10,567		9,846	10,396	10,384	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	34,254	33,448	31,589	30,291	27,399	24,531	25,361	23,322	21,696	20,170	21,206	25,276	26,494	23,863	23,724	21,856		20,585	18,355	16,850	13,979	17,386	15,940	15,674	15,027	13,223	15,290	14,195	13,724	13,829	12,967	12,411	12,039	11,351	10,933	10,527	10,275	10,138		$ 9,471	$ 10,123	$ 10,095	$ 10,000
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	2,231,273	2,083,928	2,019,522	1,864,150	1,673,167	1,465,593	1,512,953	1,341,149	1,172,687	1,147,493	1,190,303	1,505,243	1,654,862	1,482,354	1,465,410	1,309,167		1,296,949	1,164,299	1,028,376	804,435	936,472	846,564	834,156	797,170	686,615	816,307	747,735	707,036	697,169	646,343	610,339	583,106	535,408	530,047	506,828	503,734	500,024	500,000
S&P 500 Index
Account Value [Line Items]
Account Value	1,692,040	1,652,235	1,560,382	1,496,285	1,353,419	1,211,746	1,252,754	1,152,041	1,071,695	996,360	1,047,506	1,248,534	1,308,715	1,178,735	1,171,913	1,079,619		$ 1,016,830	$ 906,684	$ 832,359	$ 690,507	$ 858,818	$ 787,401	$ 774,252	$ 742,304	$ 653,161	$ 755,272	$ 701,204	$ 677,925	$ 683,111	$ 640,548	$ 613,080	$ 594,714	$ 560,701	$ 540,048	$ 520,017	$ 507,555	$ 500,805	$ 500,000
Russell 1000 Growth Index
Account Value [Line Items]
Account Value	16,935	15,817	15,328	14,149	12,699	11,124	11,483	10,179	8,901	8,709	9,034	11,425	12,560	11,251	11,122	9,937	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	$ 16,088	$ 15,709	$ 14,836	$ 14,227	$ 12,868	$ 11,521	$ 11,911	$ 10,954	$ 10,190	$ 9,473	$ 9,960	$ 11,871	$ 12,443	$ 11,207	$ 11,143	$ 10,265	$ 10,000